Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement alternative - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (22,633)	¥ (37,469)	¥ (11,943)
Measurement alternative downward changes for observable prices	0	0	(1,567)
Measurement alternative upward changes for observable prices	12,222	8,060	¥ 882
Cumulative impairment losses	85,549	65,989
Cumulative downward changes for observable prices	2,961	2,961
Cumulative upward changes for observable prices	¥ 77,877	¥ 66,132